Transfer of financial assets, assets pledged and received as collateral	12 Months Ended
Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Transfer of financial assets, assets pledged and received as collateral	39 Transfer of financial assets, assets pledged and received as collateral
Financial assets pledged as collateral
The financial assets pledged as collateral consist primarily of Loans and advances to customers pledged to secure Debt securities in issue, deposits from the Dutch Central Bank and other banks, as well as debt securities used in securities lending or sale and repurchase transactions. They serve to secure margin accounts and are used for other purposes required by law. Pledges are generally conducted under terms that are usual and customary for collateralised transactions including standard sale and repurchase agreements, securities lending and borrowing and derivatives margining. The financial assets pledged are as follows:

Financial assets pledged as collateral
in EUR million	2023	2022
Banks
– Cash and balances with central banks	322	364
– Loans and advances to banks	3,305	4,007
Financial assets at fair value through profit or loss	23,641	17,079
Financial assets at fair value through OCI	1,896	2,142
Securities at amortised cost	2,672	3,578
Loans and advances to customers	73,860	98,917
Other assets	357	596
	106,052	126,682
In 2023 the financial assets pledged as collateral reduced due to the partial repayment of ING's TLTRO III. In addition, in some jurisdictions ING Bank N.V. has an obligation to maintain a reserve with central banks. As at 31 December 2023, the minimum mandatory reserve deposits with various central banks amount to EUR
11,653 million (2022: EUR 11,108 million).
Financial assets received as collateral
The financial assets received as collateral that can be sold or repledged in absence of default by the owner of the collateral consists of securities obtained through reverse repurchase transactions and securities borrowing transactions.
These transactions are generally conducted under standard market terms for most repurchase transactions and the recipient of the collateral has unrestricted right to sell or repledge it, provided that the collateral (or equivalent collateral) is returned to the counterparty at term.

Financial assets received as collateral
in EUR million	2023	2022
Total received collateral available for sale or repledge at fair value
– equity securities	33,234	22,847
– debt securities	119,908	103,723

of which sold or repledged at fair value
– equity securities	20,526	18,613
– debt securities	86,448	66,636
Transfer of financial assets
The majority of ING's financial assets that have been transferred, but do not qualify for derecognition are debt and equity instruments used in securities lending or sale and repurchase transactions.

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	3,894	2,087			7,357	6,357	11,780	7,178
Financial assets at fair value through other comprehensive income			328	499			470	453
Loans and advances to customers							2,396	4,637
Securities at amortised cost			431	435			465	261

Associated liabilities at carrying amount[1]
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	11,010	6,245	9,467	8,932
1The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.
The table above does not include assets transferred to consolidated securitisation entities as the related assets remain recognised in the consolidated statement of financial position. Transferred financial assets that are derecognised in their entirety are mentioned in Note 45 'Structured entities'.